Shareholder Report, Line Graph (Details) ITGU_MassMutual Inflation-Protected and Income Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 10,882	$ 9,818	$ 10,000	$ 11,243
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,621	9,519	10,000	$ 10,927
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)
Accumulated Value	$ 10,620	$ 9,673	$ 10,000	$ 11,023